Property, plant and equipment (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 02, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Jul. 01, 2018	Apr. 01, 2018	Jan. 01, 2018	Dec. 01, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalized as property, plant and equipment		$ 700
Net book value transferred from non-producing properties to mining interests, net of pre-commercial production revenue		31,600
Pre-commercial production revenue		4,000
Impairment of property, plant and equipment		204
Historical carrying value		$ 25,200
Santacruz Silver Mining Ltd [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cash consideration	$ 15,000
Initial option payment	5,000
Hochschild [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Initial option payment	2,000
Final option payment	$ 8,000							$ 8,000
Hochschild [Member] | Events After Reporting Period [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Final option payment				$ 6,000	$ 1,000	$ 500	$ 500